Material Accounting Policy Information and Basis of Presentation (Details Narrative)	12 Months Ended
Dec. 31, 2025
Vehicles [member] | Bottom of range [member]
MaterialAccountingPolicyInformationAndBasisOfPresentationLineItems [Line Items]
Estimated useful lives	5 years
Vehicles [member] | Top of range [member]
MaterialAccountingPolicyInformationAndBasisOfPresentationLineItems [Line Items]
Estimated useful lives	10 years
Storage Equipment [Member] | Bottom of range [member]
MaterialAccountingPolicyInformationAndBasisOfPresentationLineItems [Line Items]
Estimated useful lives	10 years
Storage Equipment [Member] | Top of range [member]
MaterialAccountingPolicyInformationAndBasisOfPresentationLineItems [Line Items]
Estimated useful lives	20 years